Leases (Tables)	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Future minimum payments for capital leases
Future minimum payments under capital leases for the years ending March 31,	Principal repayment	Interest payment	Total obligations
	$ in thousands	$ in thousands	$ in thousands

2018	44	4	48
2019	28	2	30
2020	27	1	28
2021	5	0	5

	104	7	111

Future minimum payments for operating leases

Year ending March 31,	$ in thousands

2018	1,302
2019	1,231
2020	410

2,943

Future minimum rental income

Year ending March 31,	$ in thousands

2018	94
2019	26

120